CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Property, plant and equipment, accumulated depreciation (in Dollars)	$ 316.7	$ 306.0	$ 296.7
Preferred stock par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized, shares	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued, shares	0	0	0
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized, shares	120,000,000	120,000,000	120,000,000
Common stock, shares issued, shares	31,861,680	31,861,680	31,769,967
Common stock, shares outstanding, shares	31,789,698	31,803,721	31,769,967
Treasury Stock, Common, Shares	71,982	57,959	0